Stock-based Compensation Stock Option Monte Carlo Model Assumptions Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2014
Stock Option Monte Carlo Model Assumptions [Line Items]
Option Indexed to Issuer's Equity, Strike Price					$ 10.25	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price										$ 2.69
Employee Stock Option [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized							$ 15	$ 12	$ 0
Restricted Stock Units (RSUs) [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	712,376			712,376			733,840	712,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 19.92			$ 19.92			$ 19.23	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				42,056			93,446	817,251
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 18.28			$ 10.92	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				(63,520)			(29,520.00)	(0.00)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value				$ 10.35			$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				0			(42,848.00)	(104,489.00)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value							$ 18.64	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations				0			0.00	0.00
Tranche A Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year 7 months 13 days	1 year 7 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.83	$ 9.83	$ 7.93				$ 9.83	$ 7.93
Option Indexed to Issuer's Equity, Strike Price	$ 10.25	$ 10.25					$ 10.25	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.80%	0.80%					0.80%	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.00%	60.00%					60.00%	47.00%
Tranche Market Threshold	$ 20.00	$ 20.00	30.50				$ 20.00	$ 30.50
Stock Options-Trache A							782,040	792,820
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	10.33			$ 10.33			$ 10.33	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0			26,460	910,420
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 12.47	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				0			(37,240)	(117,600)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price							$ 10.25	$ 20.33
Tranche B Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	8.93	8.93	7.62				8.93	7.62
Option Indexed to Issuer's Equity, Strike Price	$ 10.25	$ 10.25					$ 10.25	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.80%	0.80%					0.80%	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.00%	60.00%					60.00%	47.00%
Tranche Market Threshold	$ 25.00	$ 25.00	$ 40.66				$ 25.00	$ 40.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 10.33			$ 10.33			$ 10.33	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0			26,460	910,420
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 12.47	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				0			(37,240)	(117,600)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price							$ 10.25	$ 20.33
Stock Options-Tranche B							782,040	792,820